Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Earnings Per Share [Abstract]
Net income for basic and diluted earnings per share	$ 2,606	$ 2,779	$ 1,757
Weighted-average shares outstanding (in shares)	722	745	777
Dilutive effect of equity plans (in shares)	3	2	2
Diluted weighted-average shares outstanding (in shares)	725	747	779
Basic earnings per share (USD per share)	$ 3.61	$ 3.73	$ 2.26
Diluted earnings per share (USD per share)	$ 3.59	$ 3.72	$ 2.26